Occupational healthcare obligation - Change in obligation (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Reconciliation of changes in other provisions [abstract]
Balance at beginning of the year	R 1,017	R 1,194		R 1,282
Balance at the end of the year	825	1,017		1,194
Reconciliation of the non-current and current portion of the occupational healthcare obligation:
Occupational healthcare obligation	825	1,017		1,194
Current portion of occupational healthcare obligation	(44)	0	[1]	(157)	[1]
Non-current portion of occupational healthcare obligation	781	1,017	[1]	1,037	[1]
Occupational Healthcare provision
Reconciliation of changes in other provisions [abstract]
Balance at beginning of the year	1,017	1,194
Interest charge	85	77		96
Change in estimate recognised in profit or loss	(211)	(14)		52
Payments made	(66)	(240)		(236)
Balance at the end of the year	825	1,017		1,194
Reconciliation of the non-current and current portion of the occupational healthcare obligation:
Occupational healthcare obligation	R 825	R 1,017		R 1,194

[1]	* Restated — see note 1.5